Related Party Transactions (Details Textual) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Director [Member]
Related Party Transaction [Line Items]
Business Development	$ 25,000	$ 50,000	$ 18,000	$ 36,000
The Doctors Laboratory [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	$ 34,000	$ 68,000	$ 35,000	$ 72,000